STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expenses
Professional fees	$ 64,740	$ 70,364
Office and sundry	8,443	20,973
Consulting fees	6,172	128,630
Transfer agent fees	1,861	4,787
Loss on disposal of properties	0	45,355
Accretion expense	6,566	13,622
Impairment of oil & gas properties	7,831,570	0
Total expenses	7,919,352	283,731
Other income (expense)
Interest income	998	0
Interest income, related party	1,153	8,015
Interest expense	(264)	0
Foreign exchange loss	111	23,014
Change in fair value of derivative liability	584,880	3,006,295
Total other income (expense)	586,878	3,037,324
Net (loss) income	(7,332,474)	2,753,593
Other comprehensive income (loss)
Foreign currency translation adjustment	161,864	(725,671)
Comprehensive (loss) income	$ (7,170,610)	$ 2,027,922
Basis and diluted earnings (loss) per share (Note 8)
Basic income (loss) per common share	$ (0.06)	$ 0.03
Diluted income (loss) per common share	$ (0.06)	$ 0.03
Basic weighted average number of shares outstanding	130,352,034	91,154,161
Diluted weighted average number of shares outstanding	130,352,034	91,615,272